Warrants (Details) (USD $)	0 Months Ended		12 Months Ended															12 Months Ended							12 Months Ended						0 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 27, 2011	Dec. 07, 2010	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2013 Series C CPS [Member] Warrant [Member]	May 27, 2011 Anti-dilution Adjustment [Member] Private Placement [Member] Warrants Expiring in June and August 2014 [Member] Warrant [Member]	May 27, 2011 Anti-dilution Adjustment [Member] Private Placement [Member] Warrants Expiring In December 2014 And January 2015 [Member] Warrant [Member]	Sep. 30, 2013 Anti-dilution Adjustment [Member] Warrants Expiring in June and August 2014 [Member] Warrant [Member]	May 27, 2011 Anti-dilution Adjustment [Member] Warrants Expiring in June and August 2014 [Member] Warrant [Member]	Sep. 30, 2013 Anti-dilution Adjustment [Member] Warrants Expiring In December 2014 And January 2015 [Member] Warrant [Member]	May 27, 2011 Anti-dilution Adjustment [Member] Warrants Expiring In December 2014 And January 2015 [Member] Warrant [Member]	Dec. 31, 2012 Private Placement [Member] Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2012 Private Placement [Member] Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2012 Private Placement [Member] Warrants Expiring In May 2013 [Member]	Sep. 30, 2013 Private Placement [Member] Warrants Expire in August and September 2018 [Member] Warrant [Member]	Aug. 27, 2013 Private Placement [Member] Warrants Expire in August and September 2018 [Member] Warrant [Member]	Dec. 31, 2012 Warrants Expiring in May 2016 [Member]	Dec. 31, 2012 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2009 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2012 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2009 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2012 Warrants Expiring In May 2013 [Member]	Dec. 31, 2008 Warrants Expiring In May 2013 [Member]	Dec. 31, 2010 Warrants Expiring in December 2015 [Member]	Sep. 30, 2013 Series C SSA [Member] Warrant [Member]	Dec. 31, 2012 Series C SSA [Member]	Sep. 30, 2013 Warrants Expire in August and September 2018 [Member] Warrant [Member]	Sep. 30, 2013 Warrants Expiring in June and August 2014 [Member] Warrant [Member]	Sep. 30, 2013 Warrants Expiring In December 2014 And January 2015 [Member] Warrant [Member]	Aug. 27, 2013 2013 Exchange Agreement [Member] Warrant [Member]	May 31, 2011 2013 Exchange Agreement [Member] Warrant [Member]	Aug. 27, 2013 2011 Warrants Exchange Agreement [Member] Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Fundraising in May 2011 [Member]	Dec. 31, 2012 Minimum [Member]
Warrants (Details) [Line Items]
Derivative Liability (in Dollars)	$ 11,495,163		$ 102,695	$ 655,219	$ 8,299,415																																$ 102,695	$ 655,219				$ 315,803
Derivative Financial Instruments, Liabilities, Fair Value Disclosure Per Instrument (in Dollars per share)																																							$ 0.02	$ 0.02	$ 0.10		$ 0.0000006
Share Price (in Dollars per share)			$ 0.03		$ 1.96													$ 0.68													$ 2.00		$ 2.00	$ 1.96	$ 1.96	$ 7.95	$ 0.03	$ 0.16
Increase (Decrease) in Derivative Liabilities (in Dollars)			(552,524)	(1,269,940)																															234,639	221,390
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	56,173,248		1,051,074				7,740	1,022	717,905	45,152	552,186	28,934	101,686	769,231	180,157	342,250	3,417,129		2,875,736	966,247	4,487,656	1,750,185	2,265,071	634,220		1,077,911	1,077,911	2,369,000		9,722		2,369,000	565,180	7,398,470	7,398,470
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)									$ 4.04	$ 77.52	$ 4.22	$ 83.49						$ 0.62	$ 0.84	$ 2.50	$ 0.78	$ 2.00	$ 0.84	$ 3.00		$ 2.3193	$ 2.3193	$ 2.60	$ 198.78	$ 248.48	$ 2.60		$ 61.62
Fair Value Assumptions, Expected Volatility Rate																		89.58%													84.26%		119.54%
Fair Value Assumptions, Risk Free Interest Rate																		1.03%													1.16%		0.46%
Fair Value Assumptions, Expected Dividend Rate																		0.00%													0.00%		0.00%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years																3 years 6 months													4 years		2 years 73 days
Debt Conversion, Converted Instrument, Warrants or Options Issued																									95,368
Warrant Units, Outstanding																												25.88
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																												12,500	17,609
Excess of Fair Value,New Warrants (in Dollars)																															2,553,318
Warrants and Rights Outstanding (in Dollars)																															2,637,387		84,069
Class of Warrant or Right, Outstanding			70,379,320		7,453,288				37,412			27,912
Convertible Preferred Stock, Shares Issued upon Conversion						99.39
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																																		8,299,415	8,299,415	433,829
Warrant Issued, Fair Value (in Dollars)																																		$ 7,962,081			$ 102,695	$ 655,219